Note 9 - Stock Option Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Available For Grant, Balance (in shares)		5	5	5
Options Outstanding, Balance (in shares)		19,222	19,222	19,222
Weighted Average Exercise Price Per Share, Balance (in dollars per share)		$ 0.10	$ 0.10	$ 0.10
Weighted-average Remaining Contractual Life, Balance (Year)		7 years 146 days	8 years 146 days	9 years 146 days
Aggregate Intrinsic Value, Balance	[1]	$ 6,956	$ 6,639
Options Outstanding, Vested and expected to vest (in shares)		19,222
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)		$ 0.10
Weighted-average Remaining Contractual Life, Vested and expected to vest (Year)		7 years 146 days
Aggregate Intrinsic Value, Vested and expected to vest	[1]	$ 6,956
Options Outstanding, Exercisable (in shares)		11,146
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)		$ 0.09
Weighted-average Remaining Contractual Life, Exercisable (Year)		7 years 146 days
Aggregate Intrinsic Value, Exercisable	[1]	$ 4,119

[1]	The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company's common stock of $$0.46 amd $0.44 per share as of December 31, 2018 and 2017.